Earnings per share - Summary of earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (11,729)	€ 5,230	€ (26,927)	€ (46,692)
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	(11,729)	5,230	(26,927)	(46,692)
Ordinary shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (9,725)	€ 4,761	€ (23,147)	€ (42,503)
Weighted average number of basic ordinary shares outstanding (in shares)	188,546	179,449	184,818	179,449
Basic earnings / (loss) per share (in euro per share)	€ (0.05)	€ 0.03	€ (0.13)	€ (0.24)
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (9,725)	€ 4,761	€ (23,147)	€ (42,503)
Weighted average number of diluted ordinary shares outstanding (in shares)	188,546	179,704	184,818	179,449
Diluted earnings / (loss) per share (in euro per share)	€ (0.05)	€ 0.03	€ (0.13)	€ (0.24)
Preference shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (2,004)	€ 469	€ (3,780)	€ (4,189)
Weighted average number of basic preference shares outstanding (in shares)	38,861	17,684	30,182	17,684
Basic earnings / (loss) per share (in euro per share)	€ (0.05)	€ 0.03	€ (0.13)	€ (0.24)
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (2,004)	€ 469	€ (3,780)	€ (4,189)
Weighted average number of diluted preference shares outstanding (in shares)	38,861	17,684	30,182	17,684
Diluted earnings / (loss) per share (in euro per share)	€ (0.05)	€ 0.03	€ (0.13)	€ (0.24)